Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

During the three months ended March 31, 2012 our officers and directors advanced us a net of $17,938 in order to pay legal and other general and administrative expenses.  The transactions occurred in the normal course of business and will be repaid as funding permits.  As of March 31, 2012 and December 31, 2011 we owed our officers and directors a total of $37,938 and $20,000, respectively.

See Note 4 for a discussion of the stock based compensation issued to our officers.

Since inception, the Company’s former officers, directors, and officer paid Company operating expenses, related to maintaining current filings with the Securities and Exchange Commission, totaling $5,027.  As of December 31, 2011 the amounts due to our former officers and shareholders were forgiven resulting in an increase in additional paid in capital.  No gain or loss was recognized as part of this debt forgiveness.

During the fourth quarter of 2011, $20,000 of legal and consulting fees incurred on behalf of the Company were paid by our officers and directors, Glen Carnes and Michael Young.  The amounts due are reflected in “advance from shareholder” on the accompanying balance sheet.